Financial Instruments - Summary of Detailed Information About Hedges Items (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2025 USD ($)
Borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	$ 964,637		$ 2,834,608	$ 30,750
Fair value hedge of borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedged items [line items]
Change in Value Used for Calculating Hedge Ineffectiveness, Hedging Instrument	17,414	$ 555	(243,954)
Hedged item, assets	17,414		243,954	555
Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item, Asset			323,983
Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item, liabilities	15,749			502
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Change in Value Used for Calculating Hedge Ineffectiveness, Hedging Instrument	1,117,589	$ 35,626	(562,598)
Hedged item, assets	1,117,589		562,598	35,626
Accumulated Gains or Losses in Other Equity, Continuing Hedges	$ (194,015)		$ 923,574	$ 6,185